                                   SUPPLEMENT
                            DATED FEBRUARY 14, 2005
                                     TO THE
               HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES
                               DATED MAY 1, 2004
         (INVESTMENT OPTIONS WITHIN FORTIS VARIABLE INSURANCE PRODUCTS)
                                    AND THE
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2004
                           FOR THE CLASS IA SHARES OF
                       HARTFORD HLS SERIES FUND II, INC.

PROSPECTUS

    In the Prospectus, on page 8 under the "Annual Operating Expenses" table for "Hartford Blue Chip Stock HLS Fund", footnote 1 is added to the "Management fees" line item. Below the table, insert the following footnoted sentence:

    "(1) Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee will be 0.78%."

    In the Prospectus, on page 17 under the "Annual Operating Expenses" table for "Hartford Capital Opportunities HLS Fund", footnote 1 is added to the "Management fees" line item. Below the table, insert the following footnoted sentence:

    "(1) Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee will be 0.70%."

    In the Prospectus, on page 41 under the "Annual Operating Expenses" table for "Hartford LargeCap Growth HLS Fund", footnote 1 is added to the "Management fees" line item. Below the table, insert the following footnoted sentence:

    "(1) Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee will be 0.80%."

    In the Prospectus, on page 44 under the "Annual Operating Expenses" table for "Hartford MidCap Stock HLS Fund", footnote 1 is added to the "Management fees" line item. Below the table, insert the following footnoted sentence:

    "(1) Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee will be 0.70%."

    In the Prospectus, on page 71 under "Management Fees", the management fee schedule under "Index HLS Fund" is replaced with the following management fee schedule:

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE(1)
------------------------                                      --------------
First $2 Billion............................................      0.400%
Amount Over $2 Billion......................................      0.300%

------------------------

"(1) Effective January 1, 2005."

    In the Prospectus, on page 72 under the portion of the "Management of the Funds" section in which "Fund Name" is listed next to "Annual Rate", footnote 1 is added directly following the
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percentage sign adjacent to Blue Chip Stock HLS Fund's "0.88%". Below this table, insert the following footnoted sentence:

    "(1) Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee will be 0.78%."

    In the Prospectus, on page 72 under the portion of the "Management of the Funds" section in which "Fund Name" is listed next to "Annual Rate", footnote 2 is added directly following the percentage sign adjacent to Capital Opportunities HLS Fund's "0.90%". Below this table, insert the following footnoted sentence:

    "(2) Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee will be 0.70%."

    In the Prospectus, on page 72 under the portion of the "Management Fees"
section in which "Fund Name" is listed next to "Annual Rate", footnote 3 is added directly following the percentage sign adjacent to LargeCap Growth HLS Fund's "0.90%". Below this table, insert the following footnoted sentence:

    "(3) Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee will be 0.80%."

    In the Prospectus, on page 72 under the portion of the "Management of the Funds" section in which "Fund Name" is listed next to "Annual Rate", footnote 2 is added directly following the percentage sign adjacent to MidCap Stock HLS Fund's "0.90%". The footnote reads:

    "(2) Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005. While such waiver is in effect, the management fee will be 0.70%."

STATEMENT OF ADDITIONAL INFORMATION

    In the Statement of Additional Information, in the section entitled "Investment Management Arrangements", on page 31, the following paragraph is added following the table that lists the management fees paid for the last three fiscal years:

    "Effective January 1, 2005, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2005, for Blue Chip Stock HLS Fund, Capital Opportunities HLS Fund, LargeCap Growth HLS Fund and MidCap Stock HLS Fund. While such waiver is in effect, the management fee for these HLS Funds will be 0.78%, 0.70%, 0.80% and 0.70%, respectively."